Facility Operating Lease (Details) - Schedule of operating lease liabilities	Jun. 30, 2021 USD ($)
Schedule of operating lease liabilities [Abstract]
2022	$ 157,141
2023	161,069
2024	165,096
2025	169,224
2026	129,283
Total	781,813
Less imputed interest	(14,217)
Total operating lease liability	767,596
Less: current portion	(157,141)
Lease liability, long term	$ 610,455